Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options

The following table illustrates the number and weighted average exercise prices of, and movements in, stock options during the year:

		Weighted		Weighted		Weighted
		average		average		average
	2025	exercise price	2024	exercise price	2023	exercise price
	Number stock options	€	Number stock options	€	Number stock options	€
Outstanding January 1,	3,869,188	12.36	3,830,652	9.46	3,181,538	9.69
Granted	630,000	14.74	860,000	19.79	936,000	6.53
Exercised	(408,989)	1.75	(514,356)	3.41	(241,825)	1.45
Forfeited	(139,167)	16.61	(307,108)	14.79	(45,061)	8.90
Outstanding December 31,	3,951,032	13.01	3,869,188	12.36	3,830,652	9.46

Summary of the Number and Weighted Average Purchase Prices Movements in Unvested RSU

The following table illustrates the number of and movements in unvested RSUs during the year:

	2025	2024	2023
	Number RSUs	Number RSUs	Number RSUs
Outstanding January 1,	1,272,790	1,033,814	795,694
Granted	651,005	728,784	528,004
Vested and settled	(471,455)	(294,238)	(209,671)
Forfeited	(34,708)	(195,570)	(80,213)
Outstanding December 31,	1,417,632	1,272,790	1,033,814

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula

The input used in the measurement of the fair value per option at each grant/measurements date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	March 12,	March 12,	August 1,	April 15,	April 11,	April 11,	November 15,	April 6,
	2025	2025	2024	2024	2024	2024	2023	2023

Number of options	75,000	555,000	75,000	230,000	70,000	485,000	90,000	846,000
Fair value of the options (€)	€11.86	€12.19	€11.65	€15.41	€16.83	€16.90	€12.27	€5.92
Fair value of the ordinary shares (€)	€14.71	€14.71	€14.43	€18.97	€20.80	€20.80	€15.12	€7.36
Exercise price (€)	€14.74	€14.74	€14.43	€18.97	€20.80	€20.80	€15.12	€7.36
Expected volatility (%)	105%	105%	100%	100%	105%	100%	100%	100%
Expected life (years)	5.5	6.1	6.1	6.1	5.5	6.1	6.1	6.1
Risk-free interest rate (%)	4.3%	4.3%	4.0%	4.7%	4.7%	4.7%	4.6%	3.6%
Expected dividend yield	—	—	—	—	—	—	—	—